Document and Entity Information	Apr. 02, 2024
Risk/Return:
Document Type	497
Document Period End Date	Nov. 30, 2023
Registrant Name	Fidelity Court Street Trust II
Central Index Key	0000880709
Investment Company Type	N-1A
Amendment Flag	false